INVENTORY ON HAND	3 Months Ended
Sep. 30, 2012
INVENTORY ON HAND [Abstract]
INVENTORY ON HAND	NOTE 5 - INVENTORY ON HAND:
	September 30,	June 30,
	2012	2012
	($ in thousands)

Finished goods	$752	$479
Work in process	1,201	1,115
Raw materials and supplies	123	150
	$2,076	$1,744